NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022	Aug. 31, 2021
NOTES PAYABLE
Proceed from notes payble	$ 75,000	$ 75,000	$ 127,868
Interest rate	17.97%	17.97%
Maturity of notes payable	February 2024
Payment made for note payable	$ 14,353
Notes payable	60,647	$ 27,260	5,000
Payment term		18 years
Current portion of notes payable	$ 0	$ 47,740	$ 145,238